ENVIRONMENTAL MATTERS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Environmental Matters [Abstract]
Accrual for environmental reserve	$ 39	$ 40
Portion of Environmental Reserve Related to Previously Closed, Impaired, and Divested Sites	6
Estimated Future Environmental Expenditures For Remediation Costs, Minimum	11
Estimated Future Environmental Expenditures For Remediation Costs, Maximum	29
Best Estimate Accrued to-date For Asset Retirement Obligation	28
Asset Retirement Obligation, Liabilities Acquired With Purchase of Sterling and Scandiflex	1
Accrual For Environmental Matters Sterling And Scandiflex	4
Estimated Future Environmental Expenditures For Remediation Costs for Acquired Businesses, Minimum	3
Estimated Future Environmental Expenditures For Remediation Costs for Acquired Businesses, Maximum	4
Asset Retirement Obligation, Liabilities Divested With Sale of PET Business and Related Assets	$ 3